Leases (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) ft² lease	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
Leases
Number of operating leases | lease			3		3
Number of finance leases | lease			1
Cash paid for operating leases	$ 1,200	$ 1,100	$ 2,400	$ 2,300	$ 4,600	$ 5,200
Total operating lease expense	1,100	$ 984	2,100	$ 2,000	4,000	$ 4,700
ROU asset impairment	$ 123		$ 123		$ 393
Sublease square footage | ft²	29,000		29,000